Shareholders’ Equity (Details Narrative)										1 Months Ended					6 Months Ended		12 Months Ended
		May 02, 2025 USD ($) $ / shares shares	Mar. 03, 2025 USD ($) shares	Feb. 28, 2025 shares	Feb. 14, 2025 USD ($) $ / shares shares	Apr. 19, 2024 $ / shares shares	Apr. 12, 2024 $ / shares shares	Apr. 09, 2024	Feb. 19, 2024 $ / shares shares	Jun. 30, 2025 $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Feb. 28, 2024 $ / shares shares	Dec. 31, 2023 shares	Aug. 31, 2023 shares	Jan. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2024 SGD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 03, 2025 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Feb. 04, 2025 $ / shares	Feb. 03, 2025 $ / shares	Feb. 20, 2024 shares
Class of Stock [Line Items]
Authorized share capital | $																	$ 50,000
Share price | $ / shares										$ 5.25							$ 5.25		$ 13.92
Stock issuance, value | $																	$ 984,059			$ 862,043
Share based compensation | $																	$ 414,051		$ 9,119,764
Stock options granted																			0
Over-allotment option being exercised																			27,444
Warrant outstanding																			0
Pre consolidation, shares													27,744	27,744			26,640		27,444
Issuance of shares					7,742
Market price percentage					97.00%
Shares issued percenatge					9.99%
Commitment fee percentage			1.00%		1.00%													1.00%
Selling general and administrative expense | $																	$ 2,669,395		$ 4,927,584	1,898,986
Proceeds from issuance from ordinary shares | $																	984,059	$ 984,053	10,850,450	$ 843,081
Stand By Equity Subscription Agreement [Member]
Class of Stock [Line Items]
Aggregate subscription amount | $					$ 10,000,000
Subscription Agreement [Member]
Class of Stock [Line Items]
Structuring fee | $					25,000
Commitment Fee | $					10,000,000
Subscription Agreement [Member] | Commitment Shares [Member]
Class of Stock [Line Items]
Selling general and administrative expense | $					99,990
Subscription Agreement [Member] | Structuring Fee [Member]
Class of Stock [Line Items]
Selling general and administrative expense | $					$ 25,000
IPO [Member]
Class of Stock [Line Items]
Underwriting agreement description								The Company agreed to issue warrants to the Underwriter to purchase a number of Class A Ordinary Shares equal to 7.5% of the total number of Class A Ordinary Shares sold in the IPO, including Class A Ordinary Shares issued upon exercise of underwriter’s over-allotment option at an exercise price equal to 140% of the public offering price of the Class A Ordinary Shares sold in the IPO.
Employees [Member]
Class of Stock [Line Items]
Recognised share-based compensation | $																	$ 8,987		$ 1,919,700
Pre consolidation, shares										8,000							18,640
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Stock issuance, shares			7,742			3,855					131,800				24,900	24,900	156,128
Share price | $ / shares										$ 0.001					$ 94		$ 0.001
Voting rights, description																	one vote per share
Common stock, shares issued									78,687														491,794
Nominal par value | $ / shares						$ 0.00016			$ 0.001		$ 0.00016				$ 0.00016						$ 0.000032	$ 0.000004
Stock issuance, value			$ 10,000,000												$ 1,724,073	$ 2,344,843
Share based compensation | $											$ 7,200,064
Common stock, shares outstanding									78,687														491,794
Pre consolidation, shares				22,816,212
Post consolidation, shares				285,202.65
Issuance of shares		22,485
Share issue price | $ / shares		$ 8.895
Number of issued share, value | $		$ 200,000
Proceeds from issuance from ordinary shares | $																	$ 10,000,000
Class A Ordinary Shares [Member] | Stand By Equity Subscription Agreement [Member]
Class of Stock [Line Items]
Nominal par value | $ / shares					$ 0.000004
Class A Ordinary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Nominal par value | $ / shares							$ 0.00016
Common stock, shares outstanding							64,688
Over-allotment option being exercised							8,438
Price per share | $ / shares							$ 160.00
Class A Ordinary Shares [Member] | 5 Advisors [Member]
Class of Stock [Line Items]
Stock issuance, shares											104,056
Nominal par value | $ / shares											$ 0.00016
Class A Ordinary Shares [Member] | Employees [Member]
Class of Stock [Line Items]
Stock issuance, shares											27,744
Nominal par value | $ / shares											$ 0.00016
Class A Ordinary Shares [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issuance, shares																	25,000,000
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Stock issuance, shares																	25,000,000
Voting rights, description																	10 votes per share
Common stock, shares issued									48,313														301,956
Nominal par value | $ / shares									$ 0.001												$ 0.000032	$ 0.000004
Common stock, shares outstanding									48,313														301,956
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares issued										749,022							749,022		560,337
Nominal par value | $ / shares										$ 0.00016							$ 0.00016		$ 0.00016
Common stock, shares outstanding										749,022							749,022		560,337
Common Class A [Member] | Employees [Member]
Class of Stock [Line Items]
Stock issuance, shares												27,744
Nominal par value | $ / shares												$ 0.00016
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issuance, shares	[1]																148,386			13,906
Stock issuance, value | $																	$ 24			$ 2
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares issued										291,888							291,888		301,956
Nominal par value | $ / shares										$ 0.00016							$ 0.00016		$ 0.00016
Common stock, shares outstanding										291,888							291,888		301,956
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issuance, value | $
Class A and B Ordinary Shares [Member]
Class of Stock [Line Items]
Stock issuance, shares									250
Nominal par value | $ / shares									$ 0.00016

[1]	Retroactively restated to give effect to a share consolidation at a ratio of 1:8 ordinary shares effective on February 28, 2025. Retroactively restated to give effect to a share consolidation at a ratio of 1:5 ordinary shares effective on September 25, 2025.